INCOME TAXES	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

7.	INCOME TAXES

Cayman Islands

In February 2019, HHEG Nevada was redomiciled from Nevada to the Cayman Islands by means of a merger with and into HHEG Cayman, a tax-exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of its shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of its shares, nor will gains derived from the disposal of its shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in the Cayman Islands has been made as the Company had no taxable income for the six months ended June 30, 2021 and 2020.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, the Company and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in Seychelles has been made as the Company and HGCL had no taxable income for the six months ended June 30, 2021 and 2020.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the six months ended June 30, 2021 and 2020.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises or qualified for small-scale enterprises, or granted preferential tax treatment.

ZDSE and HHMT enjoy a preferential tax rate of 2.5% for the six months ended June 30, 2021 and 10% for the year ended December 31, 2020.

No provision for income taxes has been made on the other companies in the PRC.

Income tax expense (benefits)

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Current tax expense (benefits)	$3,229	$(1,902)
Deferred tax (benefit) expense	-	(7,964)
	$3,229	$(9,866)

Income taxes of ZDSE and HHMT are accrued at the tax rate of 2.5%. The deferred income tax assets of ZDSE are calculated according to the preferential tax rate of 5% for the six months ended June 30, 2020.

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loss before tax	$(187,930)	$(423,287)
Tax (credit) calculated at statutory tax rate (25%)	(46,983)	(105,822)
Valuation allowance	50,212	95,956
	$3,229	$(9,866)

The Company’s other subsidiaries have not recognized deferred income tax assets as of June 30, 2021 and December 31, 2020.